Post employment benefits	12 Months Ended
Mar. 31, 2024
Post employment benefits
Post employment benefits

25. Post employment benefits

The Group operates a number of Defined Benefit and Defined Contribution retirement plans for our employees. The Group’s largest defined benefit plan is in the UK. For further details see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation’.

Accounting policies

For defined benefit retirement plans, the difference between the fair value of the plan assets and the present value of the plan liabilities is recognised as an asset or a liability on the consolidated statement of financial position. Defined benefit plan liabilities are assessed using the projected unit funding method and applying the principal actuarial assumptions at the reporting period date. Assets are valued at market value.

Actuarial gains and losses are taken to the consolidated statement of comprehensive income for defined benefit plans or consolidated income statement for cash leaver plans as incurred. For this purpose, actuarial gains and losses comprise both the effects of changes in actuarial assumptions and experience adjustments arising from differences between the previous actuarial assumptions and what has actually occurred. The return on plan assets, in excess of interest income, and costs incurred for the management of plan assets are also taken to other comprehensive income.

Other movements in the net surplus or deficit are recognised in the consolidated income statement, including the current service cost, any past service cost and the effect of any settlements. The interest cost less the expected interest income on assets is also charged to the consolidated income statement. The amount charged to the consolidated income statement in respect of these plans is included within operating costs or in the Group’s share of the results of equity accounted operations, as appropriate.

The Group’s contributions to defined contribution pension plans are charged to the consolidated income statement as they fall due.

Background

At 31 March 2024 the Group operated a number of retirement plans for the benefit of its employees throughout the world, with varying rights and obligations depending on the conditions and practices in the countries concerned. The Group’s philosophy is to provide access to defined contribution retirement plans where feasible and to manage legacy defined benefit retirement arrangements. Defined benefit plans provide benefits based on the employees’ length of pensionable service and their final pensionable salary or other criteria. Defined contribution plans offer employees individual funds that are converted into benefits at the time of retirement.

The Group operates defined benefit plans in Germany, India, Ireland, Italy[1], the UK, the United States and defined benefit indemnity plans in Greece and Turkey. Defined contribution plans are currently provided in Egypt, Germany, Greece, India, Ireland, Italy[1], Portugal, South Africa, Spain[1] and the UK.

Income statement expense/(income)

		Re-presented[1]	Re-presented[1]
	2024	2023	2022
	€m	€m	€m
Defined contribution plans	183	175	167
Defined benefit plans	34	37	(29)
Total amount charged to income statement (note 24)	217	212	138

Note:

1

The defined contribution plan results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations, decreasing both the previously disclosed defined contribution plans’ expense and the total amount charged to the income statement by €32 million and €30 million respectively. The results of the defined benefit plans have not been re-presented as such impacts are immaterial. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

25. Post employment benefits (continued)

Defined benefit plans

The Group’s retirement policy is to provide competitive pension provision, in each operating country, in line with the market median for that location. The Group’s preferred retirement provision is focused on Defined Contribution arrangements and/or State provision for future service.

The Group’s main defined benefit funding liability is the Vodafone UK Group Pension Scheme (‘Vodafone UK plan’). Since June 2014 the Vodafone UK plan has consisted of two segregated sections: the Vodafone Section and the Cable & Wireless Section (‘CWW Section’). Both sections are closed to new entrants and to future accrual. The Group also operates smaller funded and unfunded plans in the UK, funded and unfunded plans in Germany and a funded plan in Ireland. Defined benefit pension provision exposes the Group to actuarial risks such as longer than expected longevity of participants, lower than expected return on investments and higher than expected inflation, which may increase the liabilities or reduce the value of assets of the plans.

The main defined benefit plans are administered by trustee boards which are legally separate from the Group and consist of representatives who are employees, former employees or are independent from the Group. The trustee boards of the pension plans are required by legislation to act in the best interest of the participants, set the investment strategy and contribution rates and are subject to statutory funding regimes.

The Vodafone UK plan is registered as an occupational pension plan with HM Revenue and Customs (‘HMRC’) and is subject to UK legislation and operates within the framework outlined by the Pensions Regulator. UK legislation requires that pension plans are funded prudently and that valuations are undertaken at least every three years. Separate valuations are required for the Vodafone Section and CWW Section.

The trustees obtain regular actuarial valuations to check whether the statutory funding objective is met and whether a recovery plan is required to restore funding to the level of the agreed technical provisions. The 31 March 2022 triennial actuarial valuation for the Vodafone Section and CWW Section of the Vodafone UK plan showed a net surplus of £248 million (€290 million) on the funding basis, comprising of a £97 million (€113 million) surplus for the Vodafone Section and a £151 million (€177 million) surplus for the CWW Section. No further contributions are due in respect of the Vodafone UK plan at this time. The next actuarial valuation has an effective date of 31 March 2025.

These plan- specific actuarial valuations differ to the IAS 19 'Employee Benefits' accounting basis, which is used to measure pension assets and liabilities presented in the Group’s consolidated statement of financial position.

Funding plans are individually agreed for each of the Group’s other defined benefit plans with the respective trustees or governing board, taking into account local regulatory requirements. It is expected that ordinary contributions of €29 million will be paid into the Group’s defined benefit plans during the year ending 31 March 2025. The Group has also provided certain guarantees in respect of the Vodafone UK plan; further details are provided in note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements.

The investment strategy for the UK plans is controlled by the trustees in consultation with the Group and the plans have no direct investments in the Group’s equity securities or in property or other assets currently used by the Group. The allocation of assets between different classes of investment is reviewed regularly and is a key factor in the trustee investment policy. The trustees aim to achieve the plan’s investment objectives through investing partly in a diversified mix of growth assets which, over the long term, are expected to grow in value by more than the low-risk assets. The low-risk assets include cash and gilts, inflation and interest rate hedging and in-substance insured pensioner annuity policies in both the Vodafone Section and CWW Sections of the Vodafone UK plan and an insured pensioner annuity policy in the Vodafone Ireland Pension Plan. A number of investment managers are appointed to promote diversification by assets, organisation and investment style and current market conditions and trends are regularly assessed, which may lead to adjustments in the asset allocation.

25. Post employment benefits (continued)

The key risks in relation to the Vodafone UK plan are set out below, alongside a summary of the steps taken to mitigate each risk.

Risk description	Mitigation

Investment strategy risk

Underperformance of the investment strategy relative to the changes in the Vodafone UK Plan's liabilities, which are sensitive to interest rates and inflation, potentially leading to shortfalls in meeting pension obligations.

The plan adopts a liability driven investment framework, by investing in assets that aim to match the characteristics of the Vodafone UK Plan's liabilities. This can help to hedge the risk of future changes in interest rate and inflation and also reduce balance sheet volatility.

Longevity risk Pensions paid by the Vodafone UK Plan are guaranteed for life, and, therefore, if members are expected to live longer, the liabilities increase.

The Vodafone UK Plan's funding targets include a margin for prudence to reflect uncertainty in future life expectancy. Both sections of the Vodafone UK Plan have pensioner annuity policies which help reduce exposure to changes in longevity. Longevity risk is also monitored by the trustees on a regular basis through its risk management framework.

Regulatory risk Changes in pension regulations and accounting standards can impact the Group's pension obligations and reporting requirements.	There is open communication with the trustees and advisors of the Vodafone UK Plan to understand the impact of any changes in regulation and to proactively address potential resulting risks.

Actuarial assumptions

The Group’s plan liabilities are measured using the projected unit credit method using the principal actuarial assumptions set out below:

	2024	2023	2022
	%	%	%
Weighted average actuarial assumptions used at 31 March[1]
Rate of inflation[2]	2.9	3.0	3.3
Rate of increase in salaries[3]	3.0	3.0	3.1
Discount rate	4.5	4.5	2.5

Notes:

1	Figures shown represent a weighted average assumption of the individual plans. The current year weighted averages do not include Vodafone Italy’s defined benefit plan assumptions. See note 7 ‘Discontinued operations and assets held for sale’ for more information.
2	The rate of increase in pensions in payment and deferred revaluation are dependent on the rate of inflation.
3	Relates only to schemes open to future accrual primarily in Germany, Ireland and India.

Mortality assumptions used are based on recommendations from the individual local actuaries which include adjustments for the experience of the Group where appropriate. The Group’s largest plan is the Vodafone UK plan. Life expectancies assumed for the UK plans are 22.6/24.3 years (2023: 22.8/24.7 years) for a male/female pensioner currently aged 65 years and 23.6/25.4 years (2023: 23.7/25.5 years) from age 65 for a male/female non-pensioner member currently aged 40.

25. Post employment benefits (continued)

Charges made to the consolidated income statement and consolidated statement of comprehensive income (‘SOCI’) on the basis of the assumptions stated above are shown in the table below.

	2024	2023	2022
	€m	€m	€m
Current service cost	42	44	38
Net past service credit[1]	–	–	(71)
Net interest (income)/charge	(8)	(7)	4
Total net cost/(credit) included within staff costs	34	37	(29)
Actuarial losses/(gains) recognised in the SOCI	77	213	(627)

Notes:

1

In the year ended 31 March 2022, a change in Germany relating to the provision of death and disability benefits effective from 1 April 2021 resulted in a past service credit of €49 million and further net past service credits were recognised for the Vodafone UK plan relating to the offer of a pension increase exchange to all members at retirement and benefit clarifications.

Duration of the benefit obligations

The weighted average duration of the defined benefit obligation at 31 March 2024 is 15 years (2023: 16 years).

Fair value of the assets and present value of the liabilities of the plans

The amount included in the consolidated statement of financial position arising from the Group’s obligations in respect of its defined benefit plans is as follows:

	Assets	Liabilities	Net surplus
	€m	€m	€m
1 April 2022	7,715	(7,441)	274
Service cost	–	(44)	(44)
Interest income/(cost)	185	(178)	7
Return on plan assets excluding interest income	(2,475)	–	(2,475)
Actuarial gains arising from changes in demographic assumptions	–	186	186
Actuarial gains arising from changes in financial assumptions	–	2,293	2,293
Actuarial losses arising from experience adjustments	–	(217)	(217)
Employer cash contributions	42	–	42
Member cash contributions	15	(15)	–
Benefits paid	(216)	216	–
Exchange rate movements	(211)	224	13
Other movements	(8)	–	(8)
31 March 2023	5,047	(4,976)	71
Service cost	–	(42)	(42)
Interest income/(cost)	223	(215)	8
Return on plan assets excluding interest income	(102)	–	(102)
Actuarial gains arising from changes in demographic assumptions	–	72	72
Actuarial gains arising from changes in financial assumptions	–	30	30
Actuarial losses arising from experience adjustments	–	(77)	(77)
Employer cash contributions	41	–	41
Member cash contributions	15	(15)	–
Benefits paid	(173)	173	–
Exchange rate movements	104	(73)	31
Liabilities held for sale	–	51	51
Other movements	(7)	–	(7)
31 March 2024	5,148	(5,072)	76

25. Post employment benefits (continued)

The table below provides an analysis of the net surplus for the Group as a whole.

	2024	2023
	€m	€m
Analysis of net surplus:
Total fair value of plan assets	5,148	5,047
Present value of funded plan liabilities	(5,017)	(4,875)
Net surplus for funded plans	131	172
Present value of unfunded plan liabilities	(55)	(101)
Net surplus	76	71
Net surplus is analysed as:
Assets[1]	257	329
Liabilities	(181)	(258)

Note:

1	Pension assets are deemed to be recoverable and there are no adjustments in respect of minimum funding requirements as economic benefits are available to the Group either in the form of future refunds or, for plans still open to benefit accrual, in the form of possible reductions in future contributions.

An analysis of net surplus is provided below for the Vodafone UK plan, which is a funded plan. As part of the merger of the Vodafone UK plan and the Cable and Wireless Worldwide Retirement Plan (‘CWWRP’) plan on 6 June 2014 the assets and liabilities of the CWW Section are segregated from the Vodafone Section and hence are reported separately below.

	CWW Section		Vodafone Section
	2024	2023	2024	2023
	€m	€m	€m	€m
Analysis of net surplus:
Total fair value of plan assets	1,781	1,845	1,983	1,958
Present value of plan liabilities	(1,676)	(1,657)	(1,924)	(1,900)
Net surplus[1]	105	188	59	58

Note:

1	All net surpluses are reported as non-current assets in the consolidated statement of financial position.

Fair value of plan assets

	2024	2023
	€m	€m
Cash and cash equivalents	52	27
Equity investments:
With quoted prices in an active market	261	140
Without quoted prices in an active market	293	322
Debt instruments:
With quoted prices in an active market	928	588
Without quoted prices in an active market	944	288
Property:
With quoted prices in an active market	16	17
Without quoted prices in an active market	374	438
Derivatives:[1]
Without quoted prices in an active market	1,040	1,791
Investment fund	580	782
Annuity policies
With quoted prices in an active market	–	25
Without quoted prices	660	629
Total	5,148	5,047

Note:

1	Derivatives include collateral held in the form of cash. Assets are valued using ‘level 2’ inputs under IFRS 13 ‘Fair Value Measurement’ principles and classified as unquoted accordingly.

25. Post employment benefits (continued)

The fair value of plan assets, which have been measured in accordance with IFRS 13 ‘Fair Value Measurement’, are analysed by asset category above and are subdivided by assets that have a quoted market price in an active market and those that do not, such as investment funds. Where available, the fair values are quoted prices (e.g. listed equity, sovereign debt and corporate bonds). Unlisted investments without quoted prices in an active market (e.g. private equity) are included at values provided by the fund manager in accordance with relevant guidance. Other significant assets are valued based on observable inputs such as yield curves. The Vodafone UK plan annuity policies fully match the pension obligations of those pensioners insured and therefore are set equal to the present value of the related obligations. Investment funds of €580 million at 31 March 2024 (2023: €782 million) include investments in diversified alternative beta funds held in the Vodafone Section of the Vodafone UK plan.

The actual return on plan assets over the year to 31 March 2024 was a gain of €121 million (2023: €2,290 million loss).

Sensitivity analysis

Measurement of the Group’s defined benefit retirement obligation is sensitive to changes in certain key assumptions. The sensitivity analysis below shows how a reasonably possible increase or decrease in a particular assumption would, in isolation, result in an increase or decrease in the present value of the defined benefit obligation as at 31 March 2024.

	Rate of inflation		Rate of increase in salaries		Discount rate		Life expectancy
	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Decrease by 1 year	Increase by 1 year
	€m	€m	€m	€m	€m	€m	€m	€m
(Decrease)/increase in present value of defined benefit obligation[1]	(232)	250	(2)	3	362	(321)	(122)	122

Note:

1	The sensitivity analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another. In presenting this sensitivity analysis, the change in the present value of the defined benefit obligation has been calculated on the same basis as prior years using the projected unit credit method at the end of the year, which is the same as that applied in calculating the defined benefit obligation liability recognised in the statement of financial position. The rate of inflation assumption sensitivity factors in the impact of changes to all assumptions relating to inflation including the rate of increase in salaries, pension increases and deferred revaluations.